Financial Instruments (Changes in the Fair Value of Cash Flow Hedges Recorded in Other Comprehensive Income (Loss)) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	¥ (1,533)	¥ (964)	¥ 4,962
Forward Exchange Contracts [Member] | Other Comprehensive Income [Member]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	(187)	26
Interest Rate Swap [Member] | Other Comprehensive Income [Member]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	(1,289)	(339)
Currency Swap [Member] | Other Comprehensive Income [Member]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	(910)	(1,003)
Other Comprehensive Income [Member]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	¥ (2,386)	¥ (1,316)